INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of total gross carrying value and accumulated amortization of intangible assets
The following table summarizes the movement in the net book value of intangible assets for the years ended December 31:

Net book value	Telecommuni-cation licenses, frequencies & permissions	Software	Brands and trademarks	Customer relationships	Other intangible assets	Goodwill	Total

As of January 1, 2021	921	301	117	116	15	2,682	4,152

Additions	482	184	—	1	29	14	710
Disposals	(1)	(1)	—	—	1	(51)	(52)
Amortization charge for the year	(162)	(135)	8	(15)	(4)	—	(308)
Reclassification as held for sale	(34)	(9)	(73)	—	—	(1,034)	(1,150)
Impairment	(4)	(1)	—	—	—	—	(5)
Transfer	40	11	(39)	—	(6)	(7)	(1)
Translation adjustment	(40)	—	1	(2)	1	(62)	(102)

As of December 31, 2021	1,202	350	14	100	36	1,542	3,244

Additions	526	74	1	2	19	10	632
Disposals	(5)	(2)	—	—	—	—	(7)
Amortization charge for the year	(139)	(71)	(3)	(8)	—	—	(221)
Reclassification as held for sale	(84)	(150)	(2)	(22)	(35)	(1,084)	(1,377)
Impairment reversal	75	2	—	—	—	—	77
Transfer	—	3	—	—	(3)	—	—
Translation adjustment	(241)	(37)	(3)	(18)	(15)	(74)	(388)

As of December 31, 2022	1,334	169	7	54	2	394	1,960
Cost	2,188	615	187	321	12	1,391	4,714
Accumulated amortization and impairment	(854)	(446)	(180)	(267)	(10)	(997)	(2,754)

Schedule of changes in goodwill per cash-generating unit
During the year, the movement in goodwill for the Group, per CGU, consisted of the following:

CGU*	December 31, 2022	Translation adjustment	Addition	Reclassification as held for sale	December 31, 2021

Russia	—	—	—	(1,084)	1,084
Pakistan	223	(64)	—	—	287
Kazakhstan	127	(9)	—	—	136
Ukraine	10	—	10	—	—
Uzbekistan	34	(1)	—	—	35

Total	394	(74)	10	(1,084)	1,542
* There is no goodwill allocated to the CGUs of Bangladesh, or Kyrgyzstan.

CGU*	December 31, 2021	Translation adjustment	Addition	Reclassification as held for sale	Disposal	Other	December 31, 2020

Russia**	1,084	(10)	14	—	(51)	—	1,131
Algeria	—	(19)	—	(1,034)	—	—	1,053
Pakistan	287	(30)	—	—	—	(7)	324
Kazakhstan	136	(4)	—	—	—	—	140
Uzbekistan	35	1	—	—	—	—	34

Total	1,542	(62)	14	(1,034)	(51)	(7)	2,682
* There is no goodwill allocated to the CGUs of Ukraine, Bangladesh, or Kyrgyzstan
** In 2021, VEON acquired a majority stake in OTM, a technology platform for the automation and planning of online advertising and IBS DataFort, a cloud IT infrastructure provider in Russia.

Schedule of capital commitments for the future purchase of intangible assets
Capital commitments for the future purchase of equipment are as follows as of December 31:

	2022	2021

Less than 1 year	272	709
Between 1 and 5 years	—	62
More than 5 years	—	198

Total commitments	272	969
The above table for 2021 includes future lease commitments relating to the lease agreements between Russia and NTC (Less than one year: US$4; Between one and five years: US$61 and More than five years: US$198). For further details on this transaction, refer to Note 9 (Agreement between VEON and Service Telecom regarding the Sale of its Russian tower assets). For commitments pertaining to the Russian operations as of December 31, 2022, refer to Note 10.
Capital commitments for the future purchase of intangible assets are as follows as of December 31:

	2022	2021

Less than 1 year	13	58

Total commitments	13	58

Schedule of estimated useful lives
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets. The useful life of VEON's assets generally fall within the following ranges:

Class of property and equipment	Useful life
Telecommunication equipment	3 – 30 years
Buildings and constructions	10 – 50 years
Office and other equipment	2 – 10 years
Right-of-use assets	Equivalent lease term
The amortization period and the amortization method for intangible assets with finite useful lives are reviewed at least annually and fall within the following ranges:

Class of intangible asset	Useful life
Telecommunications licenses, frequencies and permissions	3 - 20 years
Software	3 - 10 years
Brands and trademarks	3 - 15 years
Customer relationships	10 - 21 years
Other intangible assets	4 - 10 years